Note 33 - Ultimate Controlling Party	12 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of ultimate controlling party [text block]
33.	Ultimate controlling party

As at June 30, 2021, the Company no longer has an ultimate controlling party, as AWN Holdings Limited only holds a 44% equity interest in the Company as at June 30, 2021, and 49% following the issuance of restricted shares on July 21, 2021 following conversion of Aevitas convertible preferred shares and convertible notes that redeemed on June 30, 2021

In prior periods, the ultimate controlling party and the results into which these financials were consolidated was AWN Holdings Limited, a company registered in Australia.